UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2016

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments:

Putnam Multi-Cap Value Fund

The fund's portfolio
7/31/15 (Unaudited)

COMMON STOCKS (95.7%)(a)
	Shares	Value

Aerospace and defense (6.1%)

Honeywell International, Inc.	73,500	$7,721,175

L-3 Communications Holdings, Inc.	92,100	10,633,865

Northrop Grumman Corp.	40,100	6,937,701

Orbital ATK, Inc.	27,500	1,951,125

		27,243,866
Banks (9.4%)

BankUnited, Inc.	53,341	1,948,013

BNC Bancorp	48,223	1,085,982

Citigroup, Inc.	122,700	7,173,042

Fifth Third Bancorp	100,400	2,115,428

First Republic Bank	122,600	7,820,654

JPMorgan Chase & Co.	138,600	9,498,258

Old National Bancorp	154,600	2,224,694

Opus Bank	78,200	3,061,530

PacWest Bancorp	113,900	5,272,431

Regions Financial Corp.	186,400	1,936,696

		42,136,728
Beverages (2.7%)

Coca-Cola Enterprises, Inc.	239,700	12,243,876

		12,243,876
Biotechnology (0.9%)

AMAG Pharmaceuticals, Inc.(NON)(S)	63,300	4,044,870

		4,044,870
Capital markets (2.5%)

Ameriprise Financial, Inc.	38,462	4,833,520

E*Trade Financial Corp.(NON)	219,900	6,249,558

		11,083,078
Chemicals (3.1%)

CF Industries Holdings, Inc.	42,500	2,516,000

Dow Chemical Co. (The)	85,100	4,004,806

Quaker Chemical Corp.	15,900	1,473,930

Sherwin-Williams Co. (The)	21,000	5,832,960

		13,827,696
Commercial services and supplies (2.3%)

Deluxe Corp.	63,400	4,084,862

Tyco International PLC	159,720	6,067,763

		10,152,625
Containers and packaging (5.1%)

Packaging Corp. of America	40,100	2,838,679

Sealed Air Corp.	129,700	6,896,149

Silgan Holdings, Inc.(S)	248,542	13,289,541

		23,024,369
Diversified telecommunication services (0.4%)

CenturyLink, Inc.	61,800	1,767,480

		1,767,480
Electric utilities (3.7%)

Edison International	83,500	5,010,835

Entergy Corp.	62,500	4,438,750

FirstEnergy Corp.	206,300	7,005,948

		16,455,533
Electrical equipment (1.8%)

AMETEK, Inc.	153,475	8,141,849

		8,141,849
Energy equipment and services (1.1%)

Halliburton Co.	114,300	4,776,597

		4,776,597
Food products (2.4%)

JM Smucker Co. (The)	48,500	5,416,965

Pinnacle Foods, Inc.	114,096	5,128,615

		10,545,580
Health-care equipment and supplies (9.0%)

Alere, Inc.(NON)	183,775	8,933,303

Becton Dickinson and Co.	50,900	7,744,435

Boston Scientific Corp.(NON)	604,300	10,478,562

C.R. Bard, Inc.	30,700	6,037,155

Derma Sciences, Inc.(NON)(S)	164,500	1,176,175

Merit Medical Systems, Inc.(NON)	180,623	4,616,724

OraSure Technologies, Inc.(NON)	306,391	1,513,572

		40,499,926
Health-care providers and services (1.8%)

Mednax, Inc.(NON)	97,700	8,269,328

		8,269,328
Hotels, restaurants, and leisure (1.3%)

Wynn Resorts, Ltd.	57,000	5,884,110

		5,884,110
Household durables (3.9%)

Harman International Industries, Inc.	40,800	4,392,528

Jarden Corp.(NON)	132,800	7,304,000

Tempur Sealy International, Inc.(NON)	28,600	2,160,730

Whirlpool Corp.	19,900	3,536,827

		17,394,085
Independent power and renewable electricity producers (0.6%)

NRG Energy, Inc.	119,000	2,671,550

		2,671,550
Insurance (5.0%)

American International Group, Inc.	102,700	6,585,124

Assured Guaranty, Ltd.	47,300	1,156,958

Genworth Financial, Inc. Class A(NON)	295,300	2,070,053

Hanover Insurance Group, Inc. (The)	40,300	3,258,255

Hartford Financial Services Group, Inc. (The)	193,934	9,221,562

		22,291,952
IT Services (2.1%)

Computer Sciences Corp.	64,100	4,194,063

Fidelity National Information Services, Inc.	79,400	5,195,142

		9,389,205
Leisure products (0.8%)

Vista Outdoor, Inc.(NON)	74,700	3,523,599

		3,523,599
Machinery (3.1%)

Oshkosh Corp.	41,800	1,527,372

Snap-On, Inc.	58,200	9,591,360

Wabtec Corp.	28,628	2,896,867

		14,015,599
Media (1.9%)

Discovery Communications, Inc. Class A(NON)(S)	101,900	3,364,738

Regal Entertainment Group Class A(S)	241,460	4,974,076

		8,338,814
Multi-utilities (1.8%)

Ameren Corp.	113,400	4,658,472

PG&E Corp.	66,200	3,476,162

		8,134,634
Oil, gas, and consumable fuels (2.8%)

EOG Resources, Inc.	57,500	4,438,425

EP Energy Corp. Class A(NON)(S)	218,100	1,825,497

Gulfport Energy Corp.(NON)	42,000	1,375,920

QEP Resources, Inc.	114,200	1,585,096

Scorpio Tankers, Inc.	132,900	1,427,346

Whiting Petroleum Corp.(NON)	93,600	1,917,864

		12,570,148
Personal products (2.6%)

Avon Products, Inc.(S)	368,433	2,089,015

Coty, Inc. Class A(NON)	357,900	9,566,667

		11,655,682
Pharmaceuticals (5.1%)

Allergan PLC(NON)	45,000	14,901,750

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	116,400	8,033,928

		22,935,678
Real estate investment trusts (REITs) (3.1%)

American Campus Communities, Inc.	34,000	1,268,880

American Capital Agency Corp.	89,000	1,714,140

American Tower Corp.	47,800	4,546,258

Equity Lifestyle Properties, Inc.	27,400	1,585,912

NorthStar Realty Finance Corp.	314,100	5,025,600

		14,140,790
Real estate management and development (0.7%)

RE/MAX Holdings, Inc. Class A	85,516	3,234,215

		3,234,215
Road and rail (2.3%)

Genesee & Wyoming, Inc. Class A(NON)	46,500	3,311,730

Union Pacific Corp.	70,800	6,909,372

		10,221,102
Semiconductors and semiconductor equipment (1.5%)

Maxim Integrated Products, Inc.	42,400	1,443,296

Micron Technology, Inc.(NON)	177,700	3,289,227

ON Semiconductor Corp.(NON)	191,900	2,037,978

		6,770,501
Specialty retail (3.2%)

Best Buy Co., Inc.	93,000	3,002,970

GNC Holdings, Inc. Class A	49,400	2,430,974

Michaels Cos., Inc. (The)(NON)	126,053	3,194,183

TJX Cos., Inc. (The)	81,400	5,683,348

		14,311,475
Textiles, apparel, and luxury goods (1.6%)

Deckers Outdoor Corp.(NON)(S)	32,600	2,375,888

Hanesbrands, Inc.	154,800	4,803,444

		7,179,332

Total common stocks (cost $350,455,674)		$428,875,872

SHORT-TERM INVESTMENTS (6.7%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.25%(d)	16,399,300	$16,399,300

Putnam Short Term Investment Fund 0.11%(AFF)	13,405,869	13,405,869

Total short-term investments (cost $29,805,169)		$29,805,169

TOTAL INVESTMENTS

Total investments (cost $380,260,843)(b)		$458,681,041

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2015 through July 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $448,038,718.
(b)	The aggregate identified cost on a tax basis is $380,792,582, resulting in gross unrealized appreciation and depreciation of $93,289,578 and $15,401,119, respectively, or net unrealized appreciation of $77,888,459.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$16,509,353	$44,916,444	$48,019,928	$2,273	$13,405,869
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $16,399,300, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $16,039,048.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	20.7%
	Health care	16.9
	Industrials	15.6
	Consumer discretionary	12.6

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$56,631,415	$—	$—
Consumer staples	34,445,138	—	—
Energy	17,346,745	—	—
Financials	92,886,763	—	—
Health care	75,749,802	—	—
Industrials	69,775,041	—	—
Information technology	16,159,706	—	—
Materials	36,852,065	—	—
Telecommunication services	1,767,480	—	—
Utilities	27,261,717	—	—
Total common stocks	428,875,872	—	—
Short-term investments	$13,405,869	$16,399,300	$—

Totals by level	$442,281,741	$16,399,300	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2015